Disclosure of changes in fair value of plan assets (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Opening fair value of plan assets	$ 296,151	$ 279,523
Interest income	11,005	11,634
Return on plan assets (excluding amounts included in net interest expense)	24,437	2,905
Contributions from the employer	22,484	26,198
Employer direct benefit payments	999	1,424
Contributions from plan participants	93	93
Benefit payment from employer	(999)	(1,424)
Administrative expenses paid from plan assets	(80)	(77)
Benefits paid	(33,721)	(32,644)
Effects of changes in foreign exchange rates	21,063	8,519
Closing fair value of plan assets	$ 341,432	$ 296,151